Consolidated Statements Of Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue
Loans, including fees	$ 8,632,296	$ 7,741,299	$ 16,585,131	$ 11,937,165	$ 28,432,701	$ 16,599,612	$ 15,304,608
U.S. Treasury securities	2,381	2,407	4,778	2,407	7,251		7,230
U.S. government agency securities	91,163	93,511	192,597	119,628	332,248	163,787	296,560
Mortgage backed securities	592,725	762,080	1,258,741	1,141,498	2,635,172	1,399,979	1,059,386
Municipal securities	397,103	223,107	729,827	242,811	745,369	79,758	84,797
Federal funds sold	1,891	2,334	2,962	4,165	6,087	7,255	1,148
Other	46,138	49,234	91,947	74,160	161,685	258,440	342,127
Total interest revenue	9,763,697	8,873,972	18,865,983	13,521,834	32,320,513	18,508,831	17,095,856
Interest expense
Deposits	1,087,200	1,191,712	2,214,698	2,067,688	4,389,694	3,920,338	4,553,099
Borrowed funds	213,111	211,086	425,487	395,709	829,477	1,022,425	1,026,755
Total interest expense	1,300,311	1,402,798	2,640,185	2,463,397	5,219,171	4,942,763	5,579,854
Net interest income	8,463,386	7,471,174	16,225,798	11,058,437	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	50,000	750,000	200,000	1,800,000	1,082,000	900,000
Net interest income after provision for loan losses	8,088,386	7,421,174	15,475,798	10,858,437	25,301,342	12,484,068	10,616,002
Non-interest revenue
Service charges on deposit accounts	328,142	396,785	647,469	479,235	1,208,466	306,548	307,012
Gains on sales or calls of investment securities	282,858	2,489	560,028	40,559	140,149		158,551
Other than temporary impairment on equity securities		(122,500)		(122,500)	(123,039)
Earnings on bank owned life insurance	138,496	122,350	275,201	201,388	701,509	336,834	376,165
Gain on sales of other real estate owned	191,201		159,213		248,005	192,724
Other fees and commissions	215,089	118,207	392,688	243,529	566,187	515,896	978,039
Total non-interest revenue	1,155,786	517,331	2,034,599	842,211	2,741,277	1,352,002	1,819,767
Non-interest expense
Salaries					7,755,401	4,681,679	4,037,027
Salaries and benefits	3,024,815	2,973,734	5,833,809	4,474,445
Employee benefits					2,269,190	1,284,993	1,012,014
Occupancy					2,521,960	1,296,088	1,085,768
Occupancy and equipment	914,576	857,381	1,822,447	1,317,295
Equipment					609,597	416,094	354,531
Data processing	192,232	233,332	416,967	363,082	816,815	452,675	340,870
FDIC insurance and State of Maryland assessments	148,921	167,312	278,645	318,816	613,881	527,807	561,850
Merger and integration	29,166	377,214	58,333	467,274	574,321	574,369
Core deposit premium	177,582	194,675	372,257	194,675	584,024
Other operating	1,761,876	1,361,794	3,152,883	1,957,029	5,139,154	2,175,800	1,864,821
Total non-interest expense	6,249,168	6,165,442	11,935,341	9,092,616	20,884,343	11,409,505	9,256,881
Income before income taxes	2,995,004	1,773,063	5,575,056	2,608,032	7,158,276	2,426,565	3,178,888
Income taxes	982,759	656,357	1,826,764	991,600	1,926,624	996,750	1,055,522
Net income	2,012,245	1,116,706	3,748,292	1,616,432	5,231,652	1,429,815	2,123,366
Less: Net loss attributable to the non-controlling interest	(17,067)	(66,239)	(37,014)	(89,195)	(148,319)	(72,849)	87,216
Net income attributable to Old Line Bancshares, Inc.					5,379,971	1,502,664	2,036,150
Preferred Stock Dividends and Other Adjustments							485,993
Net income available to common stockholders	$ 2,029,312	$ 1,182,945	$ 3,785,306	$ 1,705,627	$ 5,379,971	$ 1,502,664	$ 1,550,157
Basic earnings per common share	$ 0.30	$ 0.17	$ 0.55	$ 0.30	$ 0.86	$ 0.39	$ 0.40
Diluted earnings per common share	$ 0.29	$ 0.17	$ 0.55	$ 0.30	$ 0.86	$ 0.38	$ 0.40
Dividend per common share	$ 0.04	$ 0.03	$ 0.08	$ 0.06	$ 0.13	$ 0.12	$ 0.12